Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Consolidated statements of comprehensive income
Net income	€ 327,343	€ 263,992	€ 789,247	€ 622,752
Components that will not be reclassified to profit or loss:
FVOCI equity investments	7,803		7,803	(4,273)
Actuarial gain (loss) on defined benefit pension plans	9,778	(31,671)	60,759	17,547
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(3,061)	9,656	(18,319)	(4,694)
Total	14,520	(22,015)	50,243	8,580
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	(5,219)	(560,649)	(1,520,693)	(194,220)
FVOCI debt securities	1,042	9,544	7,456	7,334
Gain (loss) related to cash flow hedges	838	9,364	26,510	2,152
Cost of hedging	1,302	(1,509)	(852)	519
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	(1,126)	(2,715)	(8,098)	(1,338)
Total	(3,163)	(545,965)	(1,495,677)	(185,553)
Other comprehensive income (loss), net of tax	11,357	(567,980)	(1,445,434)	(176,973)
Total comprehensive income (loss)	338,700	(303,988)	(656,187)	445,779
Comprehensive income attributable to noncontrolling interests	49,730	504	8,319	137,574
Comprehensive income (loss) attributable to shareholders of FME AG	€ 288,970	€ (304,492)	€ (664,506)	€ 308,205